Joint operations - Contracts in which Ecopetrol is the operator (Details)	12 Months Ended
Dec. 31, 2025
Joint operations
Geographic area of operations	Colombia
VMM29 | ExxonMobil Exploration Colombia | Contract where Entity is operator
Joint operations
Contract	VMM29
Geographic area of operations	Colombia
CR2 | ExxonMobil Exploration Colombia | Contract where Entity is operator
Joint operations
Contract	CR2
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
C62 | ExxonMobil Exploration Colombia | Contract where Entity is operator
Joint operations
Contract	C62
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
VMM32 | CPVEN E&P Corp Sucursal Colombia | Contract where Entity is operator
Joint operations
Contract	VMM32
Type	Exploration
% Participation	51.00%
Geographic area of operations	Colombia
Catleya | Repsol Exploracion Colombia S.A. | Contract where Entity is operator
Joint operations
Contract	Catleya
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Cardon | Emerald Energy PLC Suc. Colombia | Contract where Entity is operator
Joint operations
Contract	Cardon
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
ORC401 CRC-2004-01 | Parex Resourses Colombia Ltd. | Contract where Entity is operator
Joint operations
Contract	ORC401 CRC-2004-01
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
OJANOM | Parex Resourses Colombia Ltd. | Contract where Entity is operator
Joint operations
Contract	OJANOM
Type	Exploration
% Participation	100.00%
Geographic area of operations	Colombia
OJAOCN | Parex Resourses Colombia Ltd. | Contract where Entity is operator
Joint operations
Contract	OJAOCN
Type	Production
% Participation	100.00%
Geographic area of operations	Colombia
OJAORM | Parex Resourses Colombia Ltd. | Contract where Entity is operator
Joint operations
Contract	OJAORM
Type	Production
% Participation	100.00%
Geographic area of operations	Colombia
OJASUM | Parex Resourses Colombia Ltd. | Contract where Entity is operator
Joint operations
Contract	OJASUM
Type	Production
% Participation	100.00%
Geographic area of operations	Colombia
La Cira Infantas | SierraCol Energy Arauca, LLC | Contract where Entity is operator
Joint operations
Contract	La Cira Infantas
Type	Production
Geographic area of operations	Colombia
% participation in addition to PAP	52.00%
Teca | SierraCol Energy Arauca, LLC | Contract where Entity is operator
Joint operations
Contract	Teca
Type	Production
% participation, basic	100.00%
% participation, incremental	60.00%
Oleoducto Alto Magdalena | Emerald Energy | Contract where Entity is operator
Joint operations
Contract	Oleoducto Alto Magdalena
Type	Production
% Participation	45.00%
Geographic area of operations	Colombia
Ro Paez | Colombia Energy Development CO | Contract where Entity is operator
Joint operations
Contract	Rio Paez
Type	Production
% Participation	68.00%
Geographic area of operations	Colombia
Asociacion Guajira | Ecopetrol | Contract where Entity is operator
Joint operations
Contract	Asociación Guajira
Type	Production
% Participation	43.00%
Geographic area of operations	Colombia
Asociacion Boqueron | Perenco Oil And Gas | Contract where Entity is operator
Joint operations
Contract	San Jacinto Rio Paez
Type	Production
% Participation	40.00%
Geographic area of operations	Colombia
San Jacinto | Ecopetrol | Contract where Entity is operator
Joint operations
Contract	San Jacinto
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
San Jacinto (Mandato) | Ecopetrol | Contract where Entity is operator
Joint operations
Contract	San Jacinto (Mandato)
Type	Production
% Participation	0.00%
Geographic area of operations	Colombia